Commitments and Contingencies - Lease Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Leasehold improvements incentive		$ 794
Term of contract		6 years
Renewal term		5 years
Leasehold improvements financing		$ 316
Leasehold improvements financing interest rate		7.00%
Operating lease costs	$ 217
Operating lease liabilities	$ 193
Weighted average discount rate	6.50%
Weighted average remaining lease term	5 years 7 months 6 days